ADAPTIVE ALLOCATION FUND

CLASS A shares: AAXAX

CLASS C shares: AAXCX

(a series of Northern Lights Fund Trust)

Supplement dated November 13, 2015

to the Prospectus and Statement of Additional Information (“SAI”) dated June 1, 2015

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Effective November 30, 2015, the Adaptive Allocation Fund will no longer operate a website, and any references within the Prospectus and SAI to www.unusualfund.com are hereby deleted.

Please be advised that the modifications to the Prospectus and SAI for Adaptive Allocation Fund detailed below will be effective November 30, 2015.

•	The first paragraph on page 16 of the prospectus is hereby deleted and revised to state the following:

Portfolio Holdings Disclosure: A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

•	The Final paragraph on page 27 of the SAI is hereby deleted.

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The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), dated June 1, 2015. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.